Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash to be deposited	$ 2,320	$ 3,488
Cash at banks	116,413	181,972
Time deposits	35,502	31,879
Other cash equivalents	41,461	27,526
Cash and cash equivalents total	$ 195,696	$ 244,865	$ 221,601	$ 182,116